World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	376,550,650.56	24,206
Yield Supplement Overcollateralization Amount at 02/28/14	6,320,242.15	0
Receivables Balance at 02/28/14	382,870,892.71	24,206
Principal Payments	17,211,830.03	1,029
Defaulted Receivables	717,900.80	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	5,909,210.44	0
Pool Balance at 03/31/14	359,031,951.44	23,140

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,431,182.68	363
Past Due 61-90 days	851,099.12	57
Past Due 91 + days	163,729.59	13
Total	5,446,011.39	433

Total 31+ Delinquent as % Ending Pool Balance	1.52%

Recoveries	551,017.89

Aggregate Net Losses/(Gains) - March 2014	166,882.91

Overcollateralization Target Amount	16,156,437.81
Actual Overcollateralization	16,156,437.81

Weighted Average APR	3.55%
Weighted Average APR, Yield Adjusted	4.60%
Weighted Average Remaining Term	45.59

Flow of Funds	$ Amount

Collections	18,755,101.75
Advances	(4,760.16)
Investment Earnings on Cash Accounts	2,285.52
Servicing Fee	(319,059.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,433,568.03

Distributions of Available Funds
(1) Class A Interest	184,165.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	573,919.84
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,156,437.81
(7) Distribution to Certificateholders	1,506,375.63
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,433,568.03

Servicing Fee	319,059.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 03/17/14	359,605,871.28
Principal Paid	16,730,357.65
Note Balance @ 04/15/14	342,875,513.63

Class A-1
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-2
Note Balance @ 03/17/14	61,748,871.28
Principal Paid	16,730,357.65
Note Balance @ 04/15/14	45,018,513.63
Note Factor @ 04/15/14	20.6506943%

Class A-3
Note Balance @ 03/17/14	176,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	176,000,000.00
Note Factor @ 04/15/14	100.0000000%

Class A-4
Note Balance @ 03/17/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	107,515,000.00
Note Factor @ 04/15/14	100.0000000%

Class B
Note Balance @ 03/17/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	14,342,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	196,834.75
Total Principal Paid	16,730,357.65
Total Paid	16,927,192.40

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	22,126.68
Principal Paid	16,730,357.65
Total Paid to A-2 Holders	16,752,484.33

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2878303
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4647019
Total Distribution Amount	24.7525322

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1014985
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	76.7447599
Total A-2 Distribution Amount	76.8462584

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.30
Noteholders' Principal Distributable Amount	965.70

Account Balances	$ Amount

Advances
Balance as of 02/28/14	52,716.31
Balance as of 03/31/14	47,956.15
Change	(4,760.16)

Reserve Account
Balance as of 03/17/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36